Long-Term Debt (Details) - USD ($)	Dec. 31, 2016	Apr. 07, 2016	Mar. 31, 2016	Dec. 31, 2015	Jul. 20, 2015	Apr. 01, 2015
Debt Instrument [Line Items]
Sale leaseback financing obligation	$ 117,000,000			$ 122,000,000
2014 Revolver	1,000,000,000			450,000,000
Capital lease obligation and notes payable	1,000,000			4,000,000
Total debt	4,561,000,000			1,976,000,000
Less: current maturities	5,000,000			5,000,000
Less: debt issuance costs	47,000,000			18,000,000
Long-term debt, net of current maturities	4,509,000,000			1,953,000,000
Term Loan [Member]
Debt Instrument [Line Items]
Term Loan	1,243,000,000		$ 2,035,000,000.000	0
Senior Notes [Member] | 6.375% Senior Notes Due 2023 [Member]
Debt Instrument [Line Items]
Term Loan						$ 800,000,000.0
Senior notes	$ 800,000,000			800,000,000
Stated interest rate	6.375%					6.375%
Senior Notes [Member] | 5.500% Senior Notes Due 2020 [Member]
Debt Instrument [Line Items]
Term Loan					$ 600,000,000.0
Senior notes	$ 600,000,000			600,000,000
Stated interest rate	5.50%				5.50%
Senior Notes [Member] | 6.250% Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Term Loan		$ 800,000,000
Senior notes	$ 800,000,000			0
Stated interest rate	6.25%	6.25%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
2014 Revolver	$ 1,000,000,000			$ 450,000,000